Defined Benefit Liabilities (Assets) - Changes in Defined Benefit Obligations (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Current service cost	₩ 186,395	₩ 193,078
Past service cost	0	815
Interest cost	4,067	4,901
Remeasurement
Spin-off	(2,281,910)
Retirement benefit obligation [Member]
Disclosure of defined benefit plans [line items]
Beginning balance	1,278,550	1,136,787
Current service cost	186,395	193,078
Past service cost		815
Interest cost	28,617	25,958
Remeasurement
- Demographic assumption	(794)	2,071
- Financial assumption	(29,399)	(18,266)
- Adjustment based on experience	5,773	17,364
Business combinations		1,742
Benefit paid	(114,897)	(76,987)
Spin-off	(318,476)
Others	(753)	(4,012)
Ending balance	₩ 1,035,016	₩ 1,278,550